Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Schedule of balances due to related parties
Balances due to related parties	March 31, 2020	March 31, 2019
Hunter Dickinson Services Inc.	$507,232	$214,179
Robert Dickinson (interest payable)	79,726	—
United Mineral Services Ltd.	5,021	8,754
Total	$591,979	$222,933

Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Schedule of related party transactions
Transactions with HDSI	For the years ended March 31,
(rounded to the nearest thousand CAD)	2020	2019	2018
Services received from HDSI and as requested by the Company	$1,272,000	$1,620,000	$1,419,000
Information technology – infrastructure and support services	60,000	60,000	60,000
Reimbursement, at cost, of third-party expenses incurred
by HDSI on behalf of the Company	104,000	63,000	139,000
Total	$1,436,000	$1,743,000	$1,618,000

United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Schedule of related party transactions
Transactions with UMS	For the years ended March 31,
(rounded to the nearest thousand CAD)	2020	2019	2018
Services received from UMS and as requested by the Company	$813	$36,000	$18,000
Interest and finance charges	616	—	—
Reimbursement of third-party expenses incurred by UMS on behalf of the Company	8,442	19,000	9,000
Total	$9,871	$55,000	$27,000